ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTING POLICIES
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil:

Currency	December 31, 2022	December 31, 2021	December 31, 2020
Dollar (U.S.$)	BRL 5.22	BRL 5.58	BRL 5.20
Pound Sterling (£)	BRL 6.28	BRL 7.52	BRL 7.10
Euro (€)	BRL 5.57	BRL 6.32	BRL 6.38
Yen (¥)	BRL 0.04	BRL 0.05	BRL 0.05